Commitments and Contingencies Narrative Data (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loss Contingencies [Line Items]
Unpaid principal balance of loans serviced for others	$ 260,500,000	$ 208,100,000
Credit Enhancement Obligation [Member]
Loss Contingencies [Line Items]
Contractual risk sharing commitments, maximum liability	339,000	92,000
Reserve for contingent contractual liability, amount accrued	32,000	6,000
Federal Home Loan Bank MPF Program [Member]
Loss Contingencies [Line Items]
Total loans sold through the MPF program since inceptions into the program	28,500,000
Unpaid principal balance of loans serviced for others	$ 19,100,000